Share Capital and Warrants (Details) - Schedule of Summarized Changes to the Company’s Common Share Capital - Common share capital [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($) shares
Shares outstanding
Number of shares, outstanding balance beginning | shares	1
Outstanding balance beginning | $	$ 15
Number of shares, Issuance of new common shares per De-Spac Transaction | shares	43,690,533
Issuance of new common shares per De-Spac Transaction | $
Number of shares, Issuance for exercise of bond warrants | shares	15,769,183
Issuance for exercise of bond warrants | $	$ 38,911
Number of shares, Issuance to MBSC shareholders – Class A and Class B | shares	5,005,707
Issuance to MBSC shareholders – Class A and Class B | $	$ 62,959
Number of shares, Issuance of new common shares for PIPE investment | shares	4,177,091
Issuance of new common shares for PIPE investment | $	$ 56,630
Number of shares, outstanding balance ending | shares	68,642,515
Outstanding balance ending | $	$ 158,515